Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
Accounts payable and accrued liabilities consist of:

	December 31, 2019	December 31, 2018
Trade accounts payable(1)	$66,924	$52,201
Royalties payable	16,108	2,004
Other accounts payable and trade related accruals	59,295	32,896
Payroll and related benefits	47,221	26,817
Severance accruals	994	1,791
Refundable tax payable	9,844	4,044
Other taxes payable	24,944	11,990
	$225,330	$131,743

(1)	No interest is charged on the trade accounts payable ranging from 30 to 60 days from the invoice date. The Company has policies in place to ensure that all payables are paid within the credit terms.